License and supply arrangements (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of Revenue

The following table provides a summary of deferred revenue balances:

	March 31, 2022
	Current	Non-Current	Total
	$	$	$
Novo Amendment	2,580	1,328	3,908
CH License Agreement	2	1,322	1,324
NK License Agreement	—	133	133
Total	2,582	2,783	5,365

	December 31, 2021
	Current	Non-Current	Total
	$	$	$
Novo Amendment	4,791	23	4,814
CH License Agreement	24	1,334	1,358
NK License Agreement	—	136	136
Total	4,815	1,493	6,308